AMSOUTH FUNDS

                      Supplement dated February 4, 2004 to
                Class I Shares Prospectus dated December 1, 2003

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class I Shares Prospectus dated December 1, 2003:

The section entitled "Redemption Fee" on page 103 is supplemented with the following:

Redemption Fee

     Currently, the Funds impose a 2.00% redemption fee on redemptions or exchanges of Class A Shares made within 30 days of purchase ("Early Redemption Fee"). Investors were notified in the Funds' Prospectus dated December 1, 2003 that the Funds now also impose a 2.00% Early Redemption Fee on redemptions or exchanges of Class I Shares made within 30 days of purchase. Except as noted below or in the Prospectus, as of January 15, 2004, the Funds impose the Early Redemption Fee on all redemptions of Class I Shares and on exchanges of Class I Shares from accounts opened after December 1, 2003. Effective February 1, 2004, the Funds will impose the 2.00% Early Redemption Fee on all exchanges of Class I Shares.

     Although the Funds will attempt to assess the redemption fee on all applicable redemptions, there can be no guarantee the Funds will be successful in doing so. Additionally, the redemption fee may not be assessed in certain circumstances, including the following:

     o    redemptions of shares held in certain omnibus accounts
     o    retirement plans that cannot implement the redemption fee
     o    certain wire order redemptions
     o certain types of redemptions that do not indicate market timing strategies, such as redemptions of shares through automatic non-discretionary rebalancing programs, systematic withdrawal plans or redemptions requested within 30 days following the death or disability of the shareholder (or if a trust, its beneficiary)
     o redemptions from accounts that meet certain criteria established by management and approved by the Trustees

The section entitled "Description of the Funds -- Objectives, Risk/Return and Expenses -- AmSouth Small Cap Fund" on page 24 is deleted in its entirety and replaced with the following:

     The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Class I Shares over time to that of the Russell 2000(R) Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                         Performance Bar Chart and Table
                         Year-by-Year Total Returns as of 12/31
                         for Class I Shares(1)

   [The following table was depicted as a bar chart in the printed material.]

1999            16.24%
  00            18.94%
  01           -27.66%
2002           -26.59%

Best quarter: 27.47% 12/31/99
Worst quarter: -20.17% 9/30/01
The Fund's total return from 1/1/03 to
9/30/03 was 21.15%.

     (1) Assumes reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

SUP-ISHRS 2/04

Average Annual Total Returns
(for the periods ending December 31, 2002)(1)

                                                                                              Since Inception
                                                                                  1 Year         (3/2/98)
     Class I Shares(2) ...................................................
     Return Before Taxes .................................................       -26.59%          -7.34%
     Return After Taxes on Distributions .................................       -26.59%          -8.00%
     Return After Taxes on Distributions and Sale of Fund Shares .........       -16.33%          -5.77%
     Russell 2000(R) Growth Index ........................................       -30.26%          -8.14%

     (1) Assumes reinvestment of dividends and other distributions. For current performance information, call 1-800-451-8382.

     (2) Class I Shares were first offered on 3/2/98.

     The section entitled "Additional Investment Strategies and Risks -- Government Income Fund" on page 82 is deleted in its entirety and replaced with the following:

     Government Income Fund -- Under normal circumstances, the Fund will invest at least 80% of its net assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. For the purpose of this policy, net assets include net assets plus borrowings. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks and options. The Fund may invest up to 80% of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities such as GNMA, which are supported by the full faith and credit of the U.S. government, and FNMA and FHLMC, which are supported by the right of the issuer to borrow from the U.S. Treasury, and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the four highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

     The Fund's investments also include securities issued by (i) SLMA and the FHLBs, which are supported by the right of the issuer to borrow from the U.S. Treasury; (ii) FFCBs and the Tennessee Valley Authority, which are supported only by the credit of the issuer; and (iii) Private Export Funding Corporation, which may be guaranteed by the Export Import Bank of the U.S., an agency of the U.S.

     The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

     Under the section entitled "Fund Management -- Portfolio Managers," the sub-sections entitled "Capital Growth Fund" and "Government Income Fund" on page 96 are deleted in their entirety and replaced with the following:

     Capital Growth Fund -- The Capital Growth Fund is managed by John Mark McKenzie. Mr. McKenzie has been involved in investment management since 1981, with portfolio management expertise in both equity and fixed income securities. He co-managed the Government Income Fund from 1999 to 2002 and managed it from 2003 to 2004. Mr. McKenzie was named fund manager of the Capital Growth Fund in 2004. He has been associated with the Trust Investment Department of AmSouth Bank, and banks acquired by AmSouth Bank, since 1984 and joined AAMI in 2003. Mr. McKenzie holds a bachelor's degree in banking and finance from the University of Mississippi, and earned his law degree from the University of Mississippi School of Law. He is a member of the Nashville Society of Financial Analysts and the Mississippi State Bar Association.

     Government Income Fund -- The Government Income Fund is co-managed by John
P. Boston, CFA and Michael T. Lytle, CFA. Mr. Boston and Mr. Lytle were each named co-manager of the Fund in 2004. Mr. Boston managed the Government Income Fund from 1993 to 1998 and co-managed the Fund from 1999 to 2002. He also manages the Limited Term Bond Fund and co-manages the Balanced Fund and the Bond Fund. Mr. Boston has been associated with AmSouth Bank's Trust Investment Department since 1988 and is Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments. He has been associated with AAMI since 1996. Mr. Lytle joined AmSouth Bank's Asset Management Group in 1999 and AAMI in 2003. He is a fixed-income portfolio manager for AAMI, specializing in taxable fixed-income securities. Mr. Lytle earned his bachelor's degree from Berry College and is a Chartered Financial Analyst. He serves as membership chairman of the Alabama Society of Financial Analysts.

               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                        PROSPECTUS FOR FUTURE REFERENCE.


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